Schedule of ordinary shares issued and outstanding (Details) - shares	Mar. 31, 2025	Dec. 31, 2024	Aug. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued		46,527,999	46,527,999	33,980,753
Total shares outstanding	46,527,999	46,527,999	46,527,999	33,980,753
Exchange Consideration Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued			40,000,000
Total shares outstanding			40,000,000
Public Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued			94,916
Total shares outstanding			94,916
Sponsor Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued			4,483,026
Total shares outstanding			4,483,026
Other Converted Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued			1,250,058
Total shares outstanding			1,250,058
Representative Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued			99,999
Total shares outstanding			99,999
Vendor Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued			200,000
Total shares outstanding			200,000
P I P E Commitment Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued			400,000
Total shares outstanding			400,000